SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION TECHNIQUES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 19,308,261	$ 29,029,416
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	19,308,261	29,029,416
Public Warrants	575,000	345,000
Private Placement Warrants
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account
Public Warrants
Private Placement Warrants
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account
Public Warrants
Private Placement Warrants	$ 29,849	$ 17,558